WEBs ETF Trust

WEBs Defined Volatility XLI ETF

Schedule of Investments

July 31, 2025 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 49.7%
United States – 49.7%
Industrial Select Sector SPDR Fund.	826	$125,560
TOTAL EXCHANGE-TRADED FUNDS
(Cost - $124,742)		125,560

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 49.6%
Time Deposits – 49.6%
Citibank, New York, 3.68% 08/01/2025(1)	$93,840	93,840
JPMorgan Chase, New York, 3.68% 08/01/2025	31,441	31,441
TOTAL TIME DEPOSITS (Cost - $125,281)		125,281
TOTAL SHORT-TERM INVESTMENTS (Cost - $125,281)		125,281

TOTAL INVESTMENTS – 99.3% (Cost - $250,023)		250,841
OTHER ASSETS LESS LIABILITIES – 0.7%		1,868
NET ASSETS – 100.0%		$252,709

TOTAL RETURN SWAPS

						Value and
Counterparty &	Rate		Current			Unrealized
Reference	Paid/	Payment	Notional		Maturity	Appreciation/
Instrument	Received	Frequency	(000)		Date	(Depreciation)
Receive Total Return on Reference Instrument
Cantor Fitzgerald Industrial Select Sector SPDR Fund	OBFR + 1.20%	Monthly	USD	375	08/24/2026	$1,922

(1)	Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.

Abbreviations used in this schedule:

OBFR – Overnight Bank Funding Rate